Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	₩ 4,754,644	₩ 3,514,872
Trade accounts and notes receivable, net	8,110,239	9,070,031
Other receivables, net	1,494,239	1,581,517
Other short-term financial assets	11,709,209	8,996,049
Inventories	9,636,183	11,230,759
Current income tax assets	49,481	45,930
Assets held for sale	34,210	74,158
Other current assets	616,623	631,177
Total current assets	36,404,828	35,144,493
Long-term trade accounts and notes receivable, net	86,423	198,785
Other receivables, net	1,195,962	1,140,879
Other long-term financial assets	1,561,807	1,669,389
Investments in associates and joint ventures	3,876,249	3,927,755
Investment property, net	994,781	878,227
Property, plant and equipment, net	29,400,141	29,925,973
Intangible assets, net	4,449,432	4,908,473
Defined benefit assets, net	86,149	4,280
Deferred tax assets	1,357,844	1,247,313
Other non-current assets	270,060	325,241
Total non-current assets	43,278,848	44,226,315
Total assets	79,683,676	79,370,808
Liabilities
Trade accounts and notes payable	3,755,513	3,422,922
Short-term borrowings and current installments of long-term borrowings	8,677,529	8,548,212
Other payables	1,845,266	1,879,508
Other short-term financial liabilities	141,404	77,827
Current income tax liabilities	366,476	396,616
Liabilities directly associated with the assets held for sale	25	8
Provisions	443,273	360,337
Other current liabilities	1,981,977	1,865,638
Total current liabilities	17,211,463	16,551,068
Long-term trade accounts and notes payable	22,323	20,067
Long-term borrowings, excluding current installments	11,820,078	11,893,401
Other payables	558,924	585,129
Other long-term financial liabilities	133,588	31,494
Defined benefit liabilities, net	141,785	181,011
Deferred tax liabilities	1,320,726	1,691,498
Long-term provisions	522,969	458,154
Other non-current liabilities	348,297	195,688
Total non-current liabilities	14,868,690	15,056,442
Total liabilities	32,080,153	31,607,510
Equity
Share capital	482,403	482,403
Capital surplus	1,320,003	1,385,707
Hybrid bonds	199,384	199,384
Reserves	(1,380,918)	(1,157,980)
Treasury shares	(2,391,523)	(1,508,303)
Retained earnings	46,064,477	45,054,077
Equity attributable to owners of the controlling company	44,293,826	44,455,288
Non-controllinginterests	3,309,697	3,308,010
Total equity	47,603,523	47,763,298
Total liabilities and equity	₩ 79,683,676	₩ 79,370,808